Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties

10. RELATED PARTIES

Purpose, Co.

In June 2012, the Company entered into an agreement with Purpose to amend its previous agreements. In the previous agreements, Purpose granted the Company a perpetual license to its patents related to its exogenous tissue processor which is used in the development of the Company’s products. In exchange, the Company granted Purpose a perpetual license to all of the Company’s biotechnology and biomaterial for use in Japan. The agreement provided for Purpose to manufacture and sell machinery to the Company for cost until the Company’s products become commercially viable. The Company also agreed to pay royalties on any third-party revenue generated using Purpose’s licensed technology.

Under the June 2012 amendment, the Company received exclusive rights to all of Purpose’s technology related to the exogenous tissue processor, continued supply of exogenous tissue processors during the Company’s clinical trials, and rights to manufacture the exogenous tissue processors at any location the Company chooses. In exchange for such consideration, the Company named Purpose the sole manufacturer of equipment and also clarified the geographic territories of the exclusive license that Purpose was granted for use of the Company’s technology. In addition, the Company agreed to reimburse Purpose for $0.3 million of development costs on a next generation tissue processer. Refer to the discussion under Note 5, Commitments and Contingencies—License Agreements—Tissue Processor Sub-License.

In May 2016, the Company acquired the development and commercialization rights to NeoCart for the Japanese market from Purpose. Under the terms of the amended agreement, the Company assumes sole responsibility for and rights to the development and commercialization of NeoCart in Japan. In exchange for the transfer of development and commercialization rights, the Company will pay a success-based milestone to Purpose upon conditional approval of NeoCart in Japan, as well as commercial milestones and a low single digit royalty on Japanese sales of NeoCart, upon full approval, if any, in Japan.

The Company paid Purpose $0.1 million in each of the three months ended March 31, 2019 and 2018.

14.	RELATED PARTIES

Purpose, Co.

In June 2012, the Company entered into an agreement with Purpose, Co. to amend its previous agreements. In the previous agreements, Purpose, Co. granted the Company a perpetual license to its patents related to its exogenous tissue processor which is used in the development of the Company’s products. In exchange, the Company granted Purpose, Co. a perpetual license to all of the Company’s biotechnology and biomaterial for use in Japan. The agreement provides for Purpose, Co. to manufacture and sell machinery to the Company for cost until the Company’s products become commercially viable. The Company has also agreed to pay royalties on any third-party revenue generated using Purpose, Co.’s licensed technology.

Under the June 2012 amendment, the Company received exclusive rights to all of Purpose, Co.’s technology related to the exogenous tissue processor, continued supply of exogenous tissue processors during the Company’s clinical trials, and rights to manufacture the exogenous tissue processors at any location the Company chooses. In exchange for such consideration, the Company named Purpose, Co. the sole manufacturer of equipment and also clarified the geographic territories of the exclusive license that Purpose Co. was granted for use of the Company’s technology. Also, the Company agreed to reimburse Purpose, Co. for $0.3 million of development costs on a next generation tissue processer. Refer to the discussion under Note 7, Tissue Processor Sub-License.

In May 2016, the Company acquired the development and commercialization rights to NeoCart for the Japanese market from Purpose, Co. Under the terms of the amended agreement, the Company assumes sole responsibility for and rights to the development and commercialization of NeoCart in Japan. In exchange for the transfer of development and commercialization rights, the Company will pay a success-based milestone to Purpose upon conditional approval of NeoCart in Japan, as well as commercial milestones and a low single digit royalty on Japanese sales of NeoCart, upon full approval, if any, in Japan.

The amounts that have been paid to Purpose, Co. under this agreement were $0.1 and $0.1 million for the years ended December 31, 2018 and 2017, respectively.

Board of Director Affiliates

Affiliates of certain members of the Company’s Board of Directors participated in the Private Placement as described in Note 8.